Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth the pay versus performance disclosure required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis,” above.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Comp. Table Total for CEO(1)	Comp. Actually Paid to CEO(2)	Average Summary Comp. Table Total For Non- CEO NEOs(3)	Average Comp. Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment On january 31, 2021 Based On:		Net Income(7)	Adjusted Operating Income(8)
					TSR(5)	Peer Group TSR(6)
FY26	$5,228,254	$7,266,043	$1,310,512	$1,690,787	148.82	134.81	$26,552,000	$34,847,000
FY25	$5,180,710	$2,568,705	$987,238	$692,182	114.84	116.41	$18,364,000	$27,067,000
FY24	$5,091,430	$2,572,951	$1,040,162	$465,174	155.72	97.75	$41,345,000	$50,544,000
FY23	$5,062,875	$4,260,124	$1,161,122	$947,625	182.94	95.45	$90,383,000	$118,437,000
FY22	$7,212,004	$11,626,776	$1,262,676	$2,411,382	184.09	98.79	$90,202,000	$118,144,000

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for the CEO for each corresponding year in the “Total Compensation” column of the Summary Compensation Table. Mr. Grinberg was our only CEO for each such year.

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the CEO, as computed in accordance with Item 402(v) of Regulation S-K (the “CAP”). CAP does not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the CEO’s total compensation for each year to determine his CAP. (RSU and stock option values were computed in accordance with FASB ASC Topic 718 as of the dates indicated, with the options using similar assumptions as set forth in the “Stock-Based Compensation” note to the Company’s consolidated financial statements included in Form 10-K for the applicable fiscal year.)

Year	Summary Comp. Table Total for CEO	Minus RSU and PSU Grant Date Fair Values	Minus Option Grant Date Fair Values	Plus FYE Fair Value of RSUs and PSUs Granted During FY that Remained Unvested as of FYE	Plus FYE Fair Value of Options Granted During FY that Remained Unvested as of FYE	Plus Change in Fair Value of Unvested RSUs and PSUs from End of Prior FY to FYE	Plus Change in Fair Value of Unvested Options from End of Prior FY to FYE	Plus Change in Fair Value from End of FY to Vesting Date of RSUs that Vested in FY	Plus Change in Fair Value from End of Prior FY to Vesting Date of Options that Vested in FY	Compensation Actually Paid to CEO
FY26	$5,228,254	$1,949,998	$—	$3,300,665	$—	$793,839	$—	$(46,579)	$(60,137)	$7,266,043
FY25	$5,180,710	$3,500,030	$—	$2,408,948	$—	$(1,243,451)	$(291,189)	$11,881	$1,836	$2,568,705
FY24	$5,091,430	$3,500,004	$—	$3,373,999	$—	$(455,830)	$(680,644)	$—	$(1,256,000)	$2,572,951
FY23	$5,062,875	$937,496	$937,503	$871,447	$706,450	$(58,046)	$(526,258)	$78,653	$—	$4,260,124
FY22	$7,212,004	$937,561	$939,319	$1,258,341	$1,382,809	$520,443	$2,478,000	$652,059	$—	$11,626,776

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the non-CEO NEOs as a group for each corresponding year in the “Total” column of the Summary Compensation Table. Ms. DeMarsilis, Mr. Soltani, Mr. Sussis and former Senior Vice President Human Resources Vivian D’Elia were our only non-CEO NEOs for fiscal years 2022 and 2023. Ms. DeMarsilis, Mr. Soltani, Mr. Sussis and Ms. Kennedy were our only non-CEO NEOs for fiscal years 2024 through 2026.

(4)
The dollar amounts reported in column (e) represent the average of the CAP amounts for the non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The CAP amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-CEO NEOs for each year to determine their CAP. (RSU and stock option values are computed in accordance with FASB ASC Topic 718 as of the dates indicated, with the options using similar assumptions as set forth in the “Stock-Based Compensation” note to the Company’s consolidated financial statements included in Form 10-K for the applicable fiscal year.)

Year	Summary Comp. Table Non- CEO NEOs Average Total	Minus RSU and PSU Grant Date Fair Values	Minus Option Grant Date Fair Values	Plus FYE Fair Value of RSUs and PSUs Granted During FY that Remained Unvested as of FYE	Plus FYE Fair Value of Options Granted During FY that Remained Unvested as of FYE	Plus Change in Fair Value of Unvested RSUs and PSUs from End of Prior FY to End of FY	Plus Change in Fair Value of Unvested Options from End of Prior FY to End of FY	Plus Change in Fair Value from End of Prior FY to Vesting Date of RSUs and PSUs that Vested in FY	Plus Change in Fair Value from End of Prior FY to Vesting Date of Options that Vested in FY	Average Compensation Actually Paid to Non-CEO NEOs
FY26	$1,310,512	$361,343	—	$611,627	—	$146,684	—	$(7,829)	$(8,864)	$1,690,787
FY25	$987,238	$359,043	$—	$247,116	$—	$(141,927)	$(42,920)	$1,512	$206	$692,182
FY24	$1,040,162	$390,619	$—	$376,557	$—	$(57,905)	$(85,471)	$(37,120)	$(380,430)	$465,174
FY23	$1,161,122	$156,944	$156,934	$145,887	$118,257	$(15,751)	$(157,243)	$9,232	$—	$947,625
FY22	$1,262,676	$123,220	$123,451	$165,379	$181,737	$139,034	$852,155	$57,072	$—	$2,411,382

(5)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period, by the Company’s share price at the beginning of the measurement period.

(6)
Represents the TSR, calculated in the same manner as set forth in note (5) immediately above, for the Russell 2000 Index, which is the peer group we utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2026.

(7)
The dollar amounts represent the amount of net income reported in the Company’s audited financial statements for the applicable year after eliminating net income attributable to noncontrolling interests. The amounts for fiscal years 2022, 2023 and 2024 reflect the restatement announced on April 11, 2025.

(8)
The dollar amounts represent Adjusted Operating Income, which the Company defines as operating income reported in the Company’s audited financial statements, adjusted to eliminate certain items that the Company believes are not characteristic of its usual operations. For fiscal year 2025, the excluded items are costs related to the internal investigation of conduct within the Company’s Dubai branch and costs related to the establishment of a provision for a corporate cost-savings initiative. The detailed adjustments for each fiscal year can be found in the Company’s Annual Report on Form 10-K for such year. The Company has determined that Adjusted Operating Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The amounts for fiscal years 2022, 2023 and 2024 reflect the restatement announced on April 11, 2025.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for the CEO for each corresponding year in the “Total Compensation” column of the Summary Compensation Table. Mr. Grinberg was our only CEO for each such year.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the non-CEO NEOs as a group for each corresponding year in the “Total” column of the Summary Compensation Table. Ms. DeMarsilis, Mr. Soltani, Mr. Sussis and former Senior Vice President Human Resources Vivian D’Elia were our only non-CEO NEOs for fiscal years 2022 and 2023. Ms. DeMarsilis, Mr. Soltani, Mr. Sussis and Ms. Kennedy were our only non-CEO NEOs for fiscal years 2024 through 2026.

Peer Group Issuers, Footnote
(6)
Represents the TSR, calculated in the same manner as set forth in note (5) immediately above, for the Russell 2000 Index, which is the peer group we utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2026.

PEO Total Compensation Amount	$ 5,228,254	$ 5,180,710	$ 5,091,430	$ 5,062,875	$ 7,212,004
PEO Actually Paid Compensation Amount	$ 7,266,043	2,568,705	2,572,951	4,260,124	11,626,776
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the CEO, as computed in accordance with Item 402(v) of Regulation S-K (the “CAP”). CAP does not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the CEO’s total compensation for each year to determine his CAP. (RSU and stock option values were computed in accordance with FASB ASC Topic 718 as of the dates indicated, with the options using similar assumptions as set forth in the “Stock-Based Compensation” note to the Company’s consolidated financial statements included in Form 10-K for the applicable fiscal year.)

Year	Summary Comp. Table Total for CEO	Minus RSU and PSU Grant Date Fair Values	Minus Option Grant Date Fair Values	Plus FYE Fair Value of RSUs and PSUs Granted During FY that Remained Unvested as of FYE	Plus FYE Fair Value of Options Granted During FY that Remained Unvested as of FYE	Plus Change in Fair Value of Unvested RSUs and PSUs from End of Prior FY to FYE	Plus Change in Fair Value of Unvested Options from End of Prior FY to FYE	Plus Change in Fair Value from End of FY to Vesting Date of RSUs that Vested in FY	Plus Change in Fair Value from End of Prior FY to Vesting Date of Options that Vested in FY	Compensation Actually Paid to CEO
FY26	$5,228,254	$1,949,998	$—	$3,300,665	$—	$793,839	$—	$(46,579)	$(60,137)	$7,266,043
FY25	$5,180,710	$3,500,030	$—	$2,408,948	$—	$(1,243,451)	$(291,189)	$11,881	$1,836	$2,568,705
FY24	$5,091,430	$3,500,004	$—	$3,373,999	$—	$(455,830)	$(680,644)	$—	$(1,256,000)	$2,572,951
FY23	$5,062,875	$937,496	$937,503	$871,447	$706,450	$(58,046)	$(526,258)	$78,653	$—	$4,260,124
FY22	$7,212,004	$937,561	$939,319	$1,258,341	$1,382,809	$520,443	$2,478,000	$652,059	$—	$11,626,776

Non-PEO NEO Average Total Compensation Amount	$ 1,310,512	987,238	1,040,162	1,161,122	1,262,676
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,690,787	692,182	465,174	947,625	2,411,382
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average of the CAP amounts for the non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The CAP amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-CEO NEOs for each year to determine their CAP. (RSU and stock option values are computed in accordance with FASB ASC Topic 718 as of the dates indicated, with the options using similar assumptions as set forth in the “Stock-Based Compensation” note to the Company’s consolidated financial statements included in Form 10-K for the applicable fiscal year.)

Year	Summary Comp. Table Non- CEO NEOs Average Total	Minus RSU and PSU Grant Date Fair Values	Minus Option Grant Date Fair Values	Plus FYE Fair Value of RSUs and PSUs Granted During FY that Remained Unvested as of FYE	Plus FYE Fair Value of Options Granted During FY that Remained Unvested as of FYE	Plus Change in Fair Value of Unvested RSUs and PSUs from End of Prior FY to End of FY	Plus Change in Fair Value of Unvested Options from End of Prior FY to End of FY	Plus Change in Fair Value from End of Prior FY to Vesting Date of RSUs and PSUs that Vested in FY	Plus Change in Fair Value from End of Prior FY to Vesting Date of Options that Vested in FY	Average Compensation Actually Paid to Non-CEO NEOs
FY26	$1,310,512	$361,343	—	$611,627	—	$146,684	—	$(7,829)	$(8,864)	$1,690,787
FY25	$987,238	$359,043	$—	$247,116	$—	$(141,927)	$(42,920)	$1,512	$206	$692,182
FY24	$1,040,162	$390,619	$—	$376,557	$—	$(57,905)	$(85,471)	$(37,120)	$(380,430)	$465,174
FY23	$1,161,122	$156,944	$156,934	$145,887	$118,257	$(15,751)	$(157,243)	$9,232	$—	$947,625
FY22	$1,262,676	$123,220	$123,451	$165,379	$181,737	$139,034	$852,155	$57,072	$—	$2,411,382

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. Cumulative TSR
The following graph demonstrates the relationship of the “compensation actually paid” (CAP) for Mr. E. Grinberg and the average CAP for the non-CEO NEOs to the Company’s cumulative TSR and the cumulative TSR of the Russell 2000 Index (which is the peer group used in the Pay Versus Performance table) over the five years presented in the table.

Compensation Actually Paid vs. Net Income
CAP vs. Net Income and Adjusted Operating Income
The following graph demonstrates the relationship of the CAP for Mr. E. Grinberg and the average CAP for the non-CEO NEOs to the Company’s Net Income and Adjusted Operating Income over the five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure
CAP vs. Net Income and Adjusted Operating Income
The following graph demonstrates the relationship of the CAP for Mr. E. Grinberg and the average CAP for the non-CEO NEOs to the Company’s Net Income and Adjusted Operating Income over the five years presented in the table.

Total Shareholder Return Vs Peer Group
CAP vs. Cumulative TSR
The following graph demonstrates the relationship of the “compensation actually paid” (CAP) for Mr. E. Grinberg and the average CAP for the non-CEO NEOs to the Company’s cumulative TSR and the cumulative TSR of the Russell 2000 Index (which is the peer group used in the Pay Versus Performance table) over the five years presented in the table.

Tabular List, Table
Financial Performance Measures
In accordance with Item 402(v) of Regulation S-K, the Company is disclosing the three most important financial performance measures used by the Company to link compensation actually paid to our NEOs for fiscal year 2026. Such measures were (unranked):
•	Adjusted operating income
•	Net sales
•	Net cash provided by operating activities

Total Shareholder Return Amount	$ 148.82	114.84	155.72	182.94	184.09
Peer Group Total Shareholder Return Amount	134.81	116.41	97.75	95.45	98.79
Net Income (Loss)	$ 26,552,000	$ 18,364,000	$ 41,345,000	$ 90,383,000	$ 90,202,000
Company Selected Measure Amount	34,847,000	27,067,000	50,544,000	118,437,000	118,144,000
PEO Name	Mr. Grinberg	Mr. Grinberg	Mr. Grinberg	Mr. Grinberg	Mr. Grinberg
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating income
Non-GAAP Measure Description
(8)
The dollar amounts represent Adjusted Operating Income, which the Company defines as operating income reported in the Company’s audited financial statements, adjusted to eliminate certain items that the Company believes are not characteristic of its usual operations. For fiscal year 2025, the excluded items are costs related to the internal investigation of conduct within the Company’s Dubai branch and costs related to the establishment of a provision for a corporate cost-savings initiative. The detailed adjustments for each fiscal year can be found in the Company’s Annual Report on Form 10-K for such year. The Company has determined that Adjusted Operating Income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The amounts for fiscal years 2022, 2023 and 2024 reflect the restatement announced on April 11, 2025.

Measure:: 2
Pay vs Performance Disclosure
Name	Net sales
Measure:: 3
Pay vs Performance Disclosure
Name	Net cash provided by operating activities
PEO | RSU and PSU Grant Date Fair Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,949,998)	$ (3,500,030)	$ (3,500,004)	$ (937,496)	$ (937,561)
PEO | Option Grant Date Fair Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(937,503)	(939,319)
PEO | FYE Fair Value of RSUs and PSUs Granted During FY (Fiscal Year) that Remained Unvested as of FYE (Fiscal Year End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,300,665	2,408,948	3,373,999	871,447	1,258,341
PEO | FYE Fair Value of Options Granted During FY (Fiscal Year) that Remained Unvested as of FYE (Fiscal Year End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	706,450	1,382,809
PEO | Change in Fair Value of Unvested RSUs and PSUs from End of Prior FY (Fiscal Year) to FYE (Fiscal Year End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	793,839	(1,243,451)	(455,830)	(58,046)	520,443
PEO | Change in Fair Value of Unvested Options from End of Prior FY (Fiscal Year) to FYE (Fiscal Year End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(291,189)	(680,644)	(526,258)	2,478,000
PEO | Change in Fair Value from End of Prior FY (Fiscal Year) to Vesting Date of RSUs and PSUs that Vested in FY (Fiscal Year)[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,579)	11,881	0	78,653	652,059
PEO | Change in Fair Value from End of Prior FY (Fiscal Year) to Vesting Date of Options that Vested in FY (Fiscal Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(60,137)	1,836	(1,256,000)	0	0
Non-PEO NEO | RSU and PSU Grant Date Fair Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,343)	(359,043)	(390,619)	(156,944)	(123,220)
Non-PEO NEO | Option Grant Date Fair Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(156,934)	(123,451)
Non-PEO NEO | FYE Fair Value of RSUs and PSUs Granted During FY (Fiscal Year) that Remained Unvested as of FYE (Fiscal Year End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	611,627	247,116	376,557	145,887	165,379
Non-PEO NEO | FYE Fair Value of Options Granted During FY (Fiscal Year) that Remained Unvested as of FYE (Fiscal Year End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	118,257	181,737
Non-PEO NEO | Change in Fair Value of Unvested RSUs and PSUs from End of Prior FY (Fiscal Year) to FYE (Fiscal Year End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,684	(141,927)	(57,905)	(15,751)	139,034
Non-PEO NEO | Change in Fair Value of Unvested Options from End of Prior FY (Fiscal Year) to FYE (Fiscal Year End) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(42,920)	(85,471)	(157,243)	852,155
Non-PEO NEO | Change in Fair Value from End of Prior FY (Fiscal Year) to Vesting Date of RSUs and PSUs that Vested in FY (Fiscal Year)[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,829)	1,512	(37,120)	9,232	57,072
Non-PEO NEO | Change in Fair Value from End of Prior FY (Fiscal Year) to Vesting Date of Options that Vested in FY (Fiscal Year) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,864)	$ 206	$ (380,430)	$ 0	$ 0